ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Disclosure Of Significant Accounting Policies [Abstract]
ACCOUNTING POLICIES	1. ACCOUNTING POLICIESThe financial information in these Condensed Consolidated Interim Financial Statements is unaudited and does not constitute statutory accounts as defined in section 434 of the UK Companies Act 2006. Santander UK plc is a public company, limited by shares and incorporated and registered in England and Wales having a registered office at 2 Triton Square, Regent’s Place, London, NW1 3AN. Statutory accounts for the year ended 31 December 2024 have been delivered to the Registrar of Companies.
The Condensed Consolidated Interim Financial Statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Because the results from common banking activities are so closely related and responsive to changes in market conditions, the results for any interim period are not necessarily indicative of the results that can be expected for the year.
The Condensed Consolidated Interim Financial Statements have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim Financial
Reporting' as adopted by the UK and  IAS 34 ‘Interim Financial Reporting' as issued by the International Accounting Standards Board (IASB), and the Disclosure
Guidance and Transparency Rules sourcebook of the UK's Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of Santander UK plc (the Company)
and its subsidiaries (collectively Santander UK or the Santander UK group) for the year ended 31 December 2024 which were prepared in accordance with UK-
adopted International Accounting Standards (IAS). Those consolidated financial statements were also prepared in accordance with International Financial
Reporting Standards (IFRS) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee, as there were no applicable differences from IFRS as issued by the IASB for the periods presented.
The same accounting policies and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the
Santander UK group’s 2024 Annual Report.
Change in accounting policy
In 2024, Santander UK voluntarily changed its accounting policy to remove reverse repurchase agreements (reverse repos) from being treated as cash equivalents under IAS 7 for the purposes of the cash flow statement. This change provides reliable and more relevant information to users of the financial statements where the bank is using reverse repos as an investment instrument to manage net interest income and operational liquidity rather than as cash equivalents. The change in accounting policy has no effect on any other primary financial statements, income statement metrics, key indicators, liquidity ratios, or maturity and offsetting disclosures. This change aligns Santander UK's accounting policy on the treatment of reverse repos under IAS 7 with the policy applied by its ultimate parent, Banco Santander SA. The impact of the change on prior periods is set out below:

	Balance before change	(Decrease)/ increase	Balance after change
30 June 2024	£m	£m	£m
Cash and cash equivalents at beginning of the period	42,502	(5,721)	36,781
Cash and cash equivalents at the end of the period	34,800	(8,396)	26,404
Effects of exchange rate changes on cash and cash equivalents	(14)	23	9
Net change in operating assets and liabilities:
Change in operating assets	4,724	(2,661)	2,063
Change in operating liabilities	(10,898)	(37)	(10,935)
Net cash flows from operating activities	(5,051)	(2,698)	(7,749)
The value of reverse repo transactions at 30 June 2025 no longer included as cash and cash equivalents was £10,393m.
Presentation of information
Certain disclosures have been presented in the Risk review in the Half Yearly Financial Report 2025, rather than in the Notes to the Condensed Consolidated
Interim Financial Statements. These tables are as follows:
–Credit risk: Sensitivity of ECL allowance to economic scenarios and weights
–Credit risk: Movement in total exposures and the corresponding ECL in the Santander UK group level section
–Capital risk: Regulatory capital resources
–Market risk: NII sensitivity.
Recent accounting developments
The Santander UK group has applied the following amendment for the first time for their reporting period commencing 1 January 2025:
–Effective from 1 January 2025, Santander UK has adopted the IASB's amendment to IAS 21 which helps entities determine whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not. The amendments did not have a material impact on Santander UK’s operations or financial statements.
Future accounting developments
The IASB issued the following new/amended accounting standards which are not yet mandatory for reporting periods commencing 1 January 2025:
–Effective 1 January 2026: ‘Amendments to the Classification and Measurement of Financial Instruments’ (Amendments to IFRS 9 ‘Financial Instruments’ and
IFRS 7 ‘Financial Instruments: Disclosures’) - the amendments set out changes to settling financial liabilities using an electronic payment system, assessing contractual cash flow characteristics of financial assets including those with environmental, social and governance (ESG)-linked features and requiring additional disclosures for certain financial instruments. The amendments were endorsed for use in the UK on 15 April 2025. The Santander UK group has chosen not to early adopt the amendments.
–Effective 1 January 2027: IFRS 18 ‘Presentation and Disclosure in Financial Statements’ – the new standard will replace IAS 1 ‘Presentation of Financial
Statements’ and introduces changes to the categories for classifying income and expenses and subtotals presented in the income statement and new or amended disclosures in respect of management-defined performance measures and specified expenses by nature. IFRS 18 has not yet been endorsed by the
IASB for use in the UK.
The Santander UK group will assess the new/amended accounting standards to determine their potential impacts on the financial statements when they become effective or if they are otherwise early adopted when available.
Going concern
In light of geopolitical and economic uncertainty, the Directors updated their going concern assessment in preparing these Condensed Consolidated Interim
Financial Statements. In making their going concern assessment, the Directors considered a wide range of information that included Santander UK's long term business and strategic plans, forecasts and projections, estimated capital, funding and liquidity requirements, contingent liabilities and the reasonably possible changes in trading performance arising from potential economic, market and product developments.
After making enquiries, the Directors have a reasonable expectation that Santander UK has adequate resources to continue in operational existence for at least twelve months from the date of this report and, therefore, having reassessed the principal risks and uncertainties, the Directors consider it appropriate for the
Condensed Consolidated Interim Financial Statements to be prepared on a going concern basis.
Critical judgements and accounting estimates
The preparation of Santander UK's Condensed Consolidated Financial Statements in accordance with IAS 34 requires management to make judgements and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Management has considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
The significant judgements, apart from those involving estimation, made by management in applying Santander UK's accounting policies in these Condensed
Consolidated Interim Financial Statements (key judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key estimates), which together are considered critical to Santander UK's results and financial position, are as follows:
a) Credit impairment allowance
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgemental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition.

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
–Expected future cash flows for individually assessed Stage 3 corporate exposures
–Collateral valuations of individually assessed Stage 3 corporate exposures
There are no significant changes in these key judgements and estimates to the 'Critical judgements and accounting estimates applied in calculating ECL' in the
‘Credit risk – credit risk management’ section of the Risk review in the 2024 Annual Report.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in Litigation and other regulatory provisions in Note 21 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, the historical use of discretionary commission arrangements by Santander
Consumer (UK) plc, a legacy tax issue from 2018 and Plevin related litigation. This Note also includes property and redundancy provisions relating to the transformation of our branch network. Note 24 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows. It includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and
Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions. It also includes disclosure relating to the historical use of discretionary commission arrangements by Santander Consumer (UK) plc.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on each of these key judgements and estimates, see Notes 21 and 24.
c) Retirement benefit plans

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 22.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 22.
The Scheme is invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to confirm that the values obtained in respect of these assets represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) Goodwill

Key judgement:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
For more on each of these key judgements and estimates, see Note 14.
Sensitivity of goodwill
There have been no significant changes to the sensitivities set out in the ‘Sensitivities of key assumptions in calculating value in use (VIU)’ section in Note 19 to the Consolidated Financial Statements in the 2024 Annual Report.